Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Premium [Abstract]
Decrease in net issue premium	€ 3,778	€ 1,595	€ 1,433
Redemption of treasury shares, purchase value	4,294	1,900	1,706
Redemption of treasury shares, par value	€ 516	€ 305	€ 273